2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 60 .8%
Communication Services — 6.5%
Alphabet Inc ....................... 55,262 13,459,060
Comcast Corp ...................... 5,331 167,500
Electronic Arts Inc ................... 3,920 790,664
EverQuote Inc
(1)
..................... 428 9,788
Meta Platforms Inc ................... 14,355 10,542,025
Verizon Communications Inc ............ 22,841 1,003,862
Walt Disney Co/The .................. 20,327 2,327,442
28,300,341
Consumer Discretionary — 3.7%
Amazon.com Inc
(1)
................... 18,559 4,075,000
Best Buy Co Inc ..................... 5,570 421,203
BorgWarner Inc ..................... 2,046 89,942
Bright Horizons Family Solutions Inc
(1)
...... 3,365 365,338
Brinker International Inc
(1)
.............. 3,892 493,039
Grand Canyon Education Inc
(1)
........... 439 96,369
J Jill Inc .......................... 643 11,027
Lear Corp ......................... 3,238 325,775
Lowe's Cos Inc ..................... 3,010 756,443
O'Reilly Automotive Inc
(1)
............... 17,364 1,872,013
Ralph Lauren Corp ................... 658 206,323
Strattec Security Corp
(1)
................ 351 23,889
Tapestry Inc ....................... 8,239 932,820
Tesla Inc
(1)
......................... 2,746 1,221,201
Texas Roadhouse Inc ................. 9,177 1,524,759
TJX Cos Inc/The ..................... 11,910 1,721,471
Winnebago Industries Inc .............. 364 12,172
Yum! Brands Inc ..................... 12,917 1,963,384
16,112,168
Consumer Staples — 1.6%
Cal-Maine Foods Inc .................. 2,191 206,173
Coca-Cola Consolidated Inc ............. 4,057 475,318
Costco Wholesale Corp ................ 5,899 5,460,291
Kroger Co/The ...................... 7,805 526,135
Sprouts Farmers Market Inc
(1)
............ 2,512 273,306
6,941,223
Energy — 0.7%
Civitas Resources Inc ................. 12,715 413,237
Devon Energy Corp ................... 17,988 630,659
Exxon Mobil Corp .................... 7,965 898,054
Kodiak Gas Services Inc ............... 17,991 665,127
Ovintiv Inc ......................... 2,633 106,321
PrimeEnergy Resources Corp
(1)
........... 407 67,981
SM Energy Co ...................... 9,182 229,275
Teekay Corp Ltd ..................... 1,515 12,393
Weatherford International PLC ........... 249 17,039
Williams Cos Inc/The ................. 1,992 126,193
3,166,279
Financials — 11.0%
Affiliated Managers Group Inc ........... 34 8,107
Ally Financial Inc .................... 10,138 397,410
American International Group Inc ......... 9,261 727,359
Bank of New York Mellon Corp/The ........ 51,493 5,610,677
Berkshire Hathaway Inc
(1)
.............. 36,641 18,420,896
BOK Financial Corp ................... 1,502 167,383
Capital One Financial Corp .............. 21,753 4,624,253
Customers Bancorp Inc
(1)
............... 18,071 1,181,301
Dave Inc
(1)
......................... 817 162,869
FirstCash Holdings Inc ................. 2,569 406,981
Mastercard Inc ..................... 9,490 5,398,007
Morningstar Inc ..................... 9,529 2,210,823
Northern Trust Corp .................. 7,484 1,007,347
Popular Inc ........................ 18,669 2,371,150
PROG Holdings Inc ................... 1,589 51,420
State Street Corp .................... 30,892 3,583,781
Stewart Information Services Corp ........ 4,329 317,402
Synchrony Financial .................. 13,139 933,526
Westamerica BanCorp ................. 362 18,096
47,598,788
Health Care — 3.9%
AbbVie Inc ........................ 9,117 2,110,950
Amgen Inc ........................ 12,240 3,454,128
Cardinal Health Inc ................... 4,286 672,731
Centene Corp
(1)
..................... 5,556 198,238
Elevance Health Inc .................. 3,034 980,346
Eli Lilly & Co ....................... 2,792 2,130,296
Encompass Health Corp ............... 4,641 589,500
Ensign Group Inc/The ................. 3,929 678,813
Gilead Sciences Inc .................. 26,586 2,951,046
Molina Healthcare Inc
(1)
................ 2,859 547,098
Regeneron Pharmaceuticals Inc .......... 851 478,492
UnitedHealth Group Inc ................ 4,884 1,686,445
Universal Health Services Inc ............ 1,393 284,785
16,762,868
Industrials — 8.9%
Alaska Air Group Inc
(1)
................. 1,321 65,759
Albany International Corp ............... 7,934 422,882
Allegion plc ........................ 7,815 1,385,990
AMETEK Inc ....................... 22,479 4,226,052
Argan Inc ......................... 1,299 350,795
Atkore Inc ......................... 1,999 125,417
Boise Cascade Co ................... 11,539 892,196
BWX Technologies Inc ................. 108 19,912

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Carpenter Technology Corp ............. 842 206,745
Comfort Systems USA Inc .............. 490 404,338
Delta Air Lines Inc ................... 23,578 1,338,052
Dycom Industries Inc
(1)
................ 1,148 334,941
Eaton Corp PLC ..................... 7,911 2,960,692
EnerSys .......................... 1,767 199,600
Generac Holdings Inc
(1)
................ 167 27,956
General Dynamics Corp ................ 12,978 4,425,498
Hubbell Inc ........................ 5,931 2,552,169
Huntington Ingalls Industries Inc .......... 351 101,056
Johnson Controls International plc ......... 6,293 691,915
Lockheed Martin Corp ................. 5,997 2,993,762
Mueller Industries Inc ................. 80 8,089
MYR Group Inc
(1)
.................... 71 14,770
NEXTracker Inc
(1)
.................... 1,659 122,749
Northrop Grumman Corp ............... 4,601 2,803,481
PACCAR Inc ........................ 100 9,832
Power Solutions International Inc
(1)
........ 747 73,370
Primoris Services Corp ................ 5,422 744,603
Regal Rexnord Corp .................. 72 10,328
Rockwell Automation Inc ............... 1,446 505,420
Sensata Technologies Holding PLC ........ 4,311 131,701
SkyWest Inc
(1)
...................... 1,783 179,405
Southwest Airlines Co ................. 2,705 86,317
Textron Inc ........................ 150 12,674
Trane Technologies PLC ................ 4,833 2,039,333
Union Pacific Corp ................... 26,480 6,259,078
United Airlines Holdings Inc
(1)
............ 18,651 1,799,822
Valmont Industries Inc ................. 280 108,564
38,635,263
Information Technology — 21.2%
Apple Inc ......................... 66,884 17,030,673
Applied Materials Inc ................. 4,512 923,787
Avnet Inc ......................... 1,431 74,813
Broadcom Inc ...................... 16,764 5,530,611
Cisco Systems Inc ................... 19,159 1,310,859
Consensus Cloud Solutions Inc
(1)
.......... 1,598 46,933
Corning Inc ........................ 6,665 546,730
Dolby Laboratories Inc ................ 3,711 268,565
Dropbox Inc
(1)
...................... 9,240 279,140
Micron Technology Inc ................ 13,853 2,317,884
Microsoft Corp ...................... 49,491 25,633,864
Monolithic Power Systems Inc ........... 2,377 2,188,361
NetApp Inc ........................ 843 99,862
NVIDIA Corp ....................... 109,374 20,407,001
Oracle Corp ........................ 12,585 3,539,405
Photronics Inc
(1)
..................... 57,392 1,317,146
Pure Storage Inc
(1)
................... 1,741 145,913
QUALCOMM Inc ..................... 20,452 3,402,395
Ralliant Corp ....................... 3,581 156,597
Roper Technologies Inc ................ 4,744 2,365,785
SentinelOne Inc
(1)
.................... 704 12,398
Skyworks Solutions Inc ................ 7,898 607,988
Texas Instruments Inc ................. 18,677 3,431,525
TTM Technologies Inc
(1)
................ 551 31,738
Ubiquiti Inc ........................ 673 444,570
92,114,543
Materials — 1.3%
Anglogold Ashanti Plc ................. 811 57,038
Crown Holdings Inc .................. 11,347 1,096,007
Freeport-McMoRan Inc ................ 11,737 460,325
Newmont Corp ..................... 16,353 1,378,721
Nucor Corp ........................ 5,713 773,712
Packaging Corp of America ............. 2,685 585,142
Royal Gold Inc ...................... 3,941 790,486
Steel Dynamics Inc ................... 3,856 537,642
United States Lime & Minerals Inc ......... 61 8,024
5,687,097
Real Estate — 1.2%
Simon Property Group Inc .............. 18,180 3,411,841
Sun Communities Inc ................. 12,679 1,635,591
5,047,432
Utilities — 0.8%
Black Hills Corp ..................... 11,226 691,409
Consolidated Edison Inc ............... 4,087 410,825
National Fuel Gas Co .................. 13,985 1,291,795
NextEra Energy Inc ................... 1,002 75,641
Xcel Energy Inc ..................... 12,429 1,002,399
3,472,069
Total Common Stocks (United States)
(Cost $ 196,505,426 ) ................ 263,838,071
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 27 .3%
U.S. Fixed Income — 24.5%
Baird Core Plus Bond Fund - Class I ....... 2,513,015 25,934,315
Dodge & Cox Income Fund - Class I ........ 1,084,308 13,900,833
Fidelity Advisor Capital & Income Fund - Class Z 865,158 10,165,611
Fidelity Total Bond Fund - Class Z ......... 2,687,269 26,012,768
Frost Total Return Bond Fund - Class I ...... 767,088 7,502,116
iShares 20+ Year Treasury Bond ETF
(3)
...... 141,623 12,656,848
iShares 7-10 Year Treasury Bond ETF
(3)
..... 105,614 10,187,526
106,360,017

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
International Fixed Income — 2.8%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 128,571 12,238,673
12,238,673
Total Registered Investment Companies
(Cost $ 113,356,780 ) ................ 118,598,690
Money Market Registered Investment Companies — 10 .8%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 46,797,767 46,797,767
Total Money Market Registered Investment
Companies
(Cost $ 46,797,767 ) ................. 46,797,767
Total Investments — 98 .9%
(Cost $ 356,659,973 ) ................ 429,234,528
Other Assets less Liabilities — 1 .1% ....... 4,587,742
Total Net Assets — 100 .0% ............. 433,822,270
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,525 57,788
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,232 28,913
Meeder Dynamic Allocation Fund - Retail Class 11,792 166,627
Meeder Muirfield Fund - Retail Class ....... 9,213 86,329
Total Trustee Deferred Compensation
(Cost $ 294,678 ) ................... 339,657
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 351 12/19/25 48,882,015 (25,040)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 177 12/19/25 12,033,345 74,015
Russell 2000 Futures Mini
December 2025 .... 59 12/19/25 7,243,725 89,931
S&P 500 Mini Futures
December 2025 .... (86) 12/19/25 (28,976,625) (257,500)
S&P Mid Cap Futures
EMini December 2025 1 12/19/25 328,620 (2,094)
Total Futures Contracts . 502 39,511,080 (120,688)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.